Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories

	December 31,
	2016	2017
	RMB	RMB
	(restated)
Materials and supplies	1,200	1,071
Goods for resale	3,906	3,052

	5,106	4,123